UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 to June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 3.5%
Banco do Brasil SA	2,981,900	$23,162
JBS SA	5,182,900	27,289
Light SA	793,700	4,330
Porto Seguro SA	604,200	8,039

		62,820

China — 25.0%
Agile Property Holdings Ltd.	10,294,000	6,917
Bank of China Ltd., Class H	73,597,000	47,763
China CITIC Bank Corp. Ltd., Class H	3,894,000	3,100
China Communications Construction Co. Ltd., Class H	13,541,000	20,219
China Construction Bank Corp., Class H	43,672,000	39,836
China Lumena New Materials Corp. [1,2,3]	10,564,000	—
China Mobile Ltd. ADR	687,700	44,075
China Petroleum & Chemical Corp., Class H	44,782,000	38,426
China Railway Construction Corp. Ltd., Class H	9,049,000	13,971
China Railway Group Ltd., Class H	13,623,000	14,686
China Traditional Chinese Medicine Co. Ltd. [3]	14,240,000	11,587
Datang International Power Generation Co. Ltd., Class H	8,746,000	4,480
FerroChina Ltd. [1,2,3]	258,000	—
Great Wall Motor Co. Ltd., Class H [4]	2,509,500	12,097
Guangzhou R&F Properties Co. Ltd., Class H	8,028,400	9,828
Industrial & Commercial Bank of China, Class H	17,258,000	13,695
KWG Property Holding Ltd.	10,228,500	8,606
NetEase Inc. ADR	135,600	19,644
PetroChina Co. Ltd., Class H	8,504,000	9,471
PICC Property & Casualty Co. Ltd., Class H	10,592,000	24,112
Poly Property Group Co. Ltd.	12,595,000	6,080
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,102,500	14,198
Shimao Property Holdings Ltd.	3,937,000	7,750
Sihuan Pharmaceutical Holdings Group Ltd. [1,4]	4,433,000	1,661
Skyworth Digital Holdings Ltd.	16,124,000	14,354
TCL Communication Technology Holdings Ltd.	5,499,000	5,140
Tencent Holdings Ltd.	1,943,200	38,857
Zhejiang Expressway Co. Ltd., Class H	9,888,000	13,713

		444,266

Czech Republic — 0.7%
CEZ AS	556,598	12,923

India — 7.3%
Bank of Baroda	2,136,877	4,837

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — (continued)
Cairn India Ltd.	1,916,996	$5,463
Ceat Ltd.	381,499	3,961
Cipla Ltd.	519,850	5,019
Dr Reddy’s Laboratories Ltd.	258,305	14,380
HCL Technologies Ltd.	631,185	9,116
Indiabulls Housing Finance Ltd.	1,315,115	12,831
Lupin Ltd.	503,567	14,902
NMDC Ltd.	3,105,910	5,783
Power Finance Corp. Ltd.	2,385,423	9,576
Rural Electrification Corp. Ltd.	3,395,976	14,663
Sintex Industries Ltd.	3,373,817	5,311
Tata Motors Ltd. ADR	750,303	13,943
UPL Ltd.	1,296,268	10,887

		130,672

Indonesia — 0.5%
Adhi Karya Persero Tbk PT	17,431,200	2,633
Indofood Sukses Makmur Tbk PT	12,587,900	6,194

		8,827

Malaysia — 0.6%
IJM Corp. Berhad	3,222,400	5,570
UMW Holdings Bhd	1,901,100	5,105

		10,675

Mexico — 1.6%
Alfa SAB de CV, Class A	1,328,500	2,546
America Movil SAB de CV, Class L ADR	569,300	12,132
Kimberly-Clark de Mexico SAB de CV, Class A	5,218,000	11,284
Mexico Real Estate Management SA de CV [5]	1,730,473	2,399

		28,361

Philippines — 1.0%
Megaworld Corp.	44,584,400	4,701
Universal Robina Corp.	2,919,100	12,552

		17,253

Poland — 4.1%
PGE Polska Grupa Energetyczna SA	2,815,343	13,807
Polski Koncern Naftowy Orlen SA	1,312,526	25,779
Powszechny Zaklad Ubezpieczen SA	240,310	27,652
Tauron Polska Energia SA	4,142,860	4,824

		72,062

Qatar — 1.0%
Barwa Real Estate Co.	652,027	9,443

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Qatar — (continued)
Commercial Bank of Qatar QSC	305,542	$4,600
Industries Qatar QSC	73,633	2,896

		16,939

Russia — 4.1%
Gazprom OAO ADR	4,123,961	21,486
LUKOIL OAO ADR	400,257	17,635
PhosAgro OAO GDR	540,637	6,663
Sberbank of Russia ADR	1,824,805	9,516
Surgutneftegas OAO ADR	1,356,972	7,993
Tatneft ADR	324,751	10,398

		73,691

South Africa — 5.2%
Barloworld Ltd.	705,507	5,599
FirstRand Ltd.	8,195,882	35,908
MMI Holdings Ltd.	4,181,279	10,362
Netcare Ltd.	3,792,863	11,933
Redefine Properties Ltd. [5]	13,124,631	11,009
Sanlam Ltd.	793,965	4,322
Sibanye Gold Ltd.	3,439,131	5,507
Steinhoff International Holdings Ltd.	1,364,968	8,639

		93,279

South Korea — 16.6%
BNK Financial Group Inc.	695,450	8,842
CJ Corp.	42,378	11,227
Daesang Corp.	194,996	6,206
e-LITECOM Co. Ltd.	184,508	3,118
Hanwha Corp.	121,010	5,116
Hyosung Corp.	170,808	21,994
Hyundai Marine & Fire Insurance Co. Ltd.	206,466	5,454
Kia Motors Corp.	472,730	19,179
Korea Aerospace Industries Ltd.	162,945	11,596
Korea Electric Power Corp.	716,684	29,295
Korean Air Lines Co. Ltd. [3]	333,808	12,109
KT&G Corp.	238,300	20,274
LG Display Co. Ltd.	568,902	13,135
NH Investment & Securities Co. Ltd.	439,730	4,793
Samsung Electronics Co. Ltd.	58,426	66,289
SK Holdings Co. Ltd.	55,814	9,893
SK Hynix Inc.	655,550	24,847
SK Telecom Co. Ltd. ADR	662,400	16,421

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
Tovis Co. Ltd.	438,461	$4,987

		294,775

Taiwan — 15.5%
Asustek Computer Inc.	1,602,300	15,605
Chicony Electronics Co. Ltd.	1,955,673	5,249
Compal Electronics Inc.	12,300,316	9,356
Coretronic Corp.	3,726,000	4,543
Fubon Financial Holding Co. Ltd.	14,696,000	29,207
HON HAI Precision Industry Co. Ltd.	12,503,376	39,290
Innolux Corp.	31,209,000	16,260
Inventec Corp.	12,347,000	8,543
Lite-On Technology Corp.	10,122,633	11,876
Merida Industry Co. Ltd.	476,907	3,092
Pegatron Corp.	11,806,000	34,544
Pou Chen Corp.	9,183,000	13,099
Powertech Technology Inc.	5,093,000	11,021
President Chain Store Corp.	378,000	2,658
Siliconware Precision Industries Co. Ltd.	8,353,000	12,745
Taiwan PCB Techvest Co. Ltd.	3,698,000	5,186
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,364,700	30,992
WPG Holdings Ltd.	6,562,000	8,219
Yuanta Financial Holding Co. Ltd.	27,489,000	14,867

		276,352

Thailand — 3.7%
Bangchak Petroleum	5,083,500	5,250
Bangkok Dusit Medical Services	24,211,700	14,100
PTT	3,136,300	33,243
Sansiri	181,951,166	9,621
Thanachart Capital	4,206,200	4,135

		66,349

Turkey — 3.0%
Eregli Demir ve Celik Fabrikalari TAS	5,686,190	9,200
Ford Otomotiv Sanayi AS	372,396	4,982
TAV Havalimanlari Holding AS	1,256,273	10,665
Tekfen Holding AS	4,575,573	7,799
Turk Hava Yollari AO [3]	5,594,061	18,362
Turk Traktor ve Ziraat Makineleri AS	123,873	3,189

		54,197

United Arab Emirates — 0.9%
Dubai Islamic Bank PJSC	5,032,343	9,314

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Number of Warrants	Value

United Arab Emirates — (continued)
First Gulf Bank PJSC	1,686,413	$6,959

		16,273

Total Common Stock
(Cost $1,692,164) — 94.3%		1,679,714

PREFERENCE STOCK
Brazil — 3.1%
Bradespar SA	1,213,600	4,122
Cia Energetica de Sao Paulo	593,200	3,734
Cia Paranaense de Energia	763,600	8,466
Itausa - Investimentos Itau SA	7,151,210	20,517
Petroleo Brasileiro SA, Class A ADR [3]	2,210,500	18,037

		54,876

South Korea — 0.2%
LG Chemical Ltd.	16,953	2,856

Total Preference Stock
(Cost $65,745) — 3.3%		57,732

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets ETF	213,337	8,452
Vanguard FTSE Emerging Markets ETF	207,538	8,484

Total Exchange Traded Funds
(Cost $17,222) — 1.0%		16,936

WARRANT
Sansiri PCL, Expires 11/24/2017[3]	14,133,566	109

Total Warrant
(Cost $0) — 0.0%		109

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040% **	2,348,887	2,349

Total Short-Term Investment
(Cost $2,349) — 0.1%		2,349

Total Investments — 98.7%
(Cost $1,777,480) ‡		1,756,840

Other Assets in Excess of Liabilities — 1.3%		23,837

Net Assets — 100.0%		$1,780,677

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
1	Securities considered illiquid. The total market value of such securities as of June 30, 2015 was $1,661 and represented 0.1% of net assets.

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

2	Security is fair valued at zero due to company’s insolvency.
3	Non-income producing security.
4	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2015 was $13,758 and represented 0.8% of net assets.
5	Real Estate Investment Trust.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,777,480 and the unrealized appreciation and depreciation were $111,893 and ($132,533), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2015:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3†† (000)	Total (000)
Common Stock
Brazil	$62,820	$—	$—	$62,820
China	63,718	366,790	13,758	444,266
Czech Republic	12,923	—	—	12,923
India	24,981	105,691	—	130,672
Indonesia	—	8,827	—	8,827
Malaysia	—	10,675	—	10,675
Mexico	28,361	—	—	28,361
Philippines	—	17,253	—	17,253
Poland	27,652	44,410	—	72,062
Qatar	—	16,939	—	16,939
Russia	14,656	59,035	—	73,691
South Africa	10,362	82,917	—	93,279
South Korea	36,695	258,080	—	294,775
Taiwan	30,992	245,360	—	276,352
Thailand	—	66,349	—	66,349
Turkey	—	54,197	—	54,197
United Arab Emirates	—	16,273	—	16,273

Total Common Stock	313,160	1,352,796	13,758	1,679,714

Preference Stock
Brazil	54,876	—	—	54,876
South Korea	—	2,856	—	2,856

Total Preference Stock	51,142	6,590	—	57,732

Exchange Traded Funds	16,936	—	—	16,936

Warrant	—	109	—	109

Short-Term Investment	2,349	—	—	2,349

Total Investments in Securities	$387,321	$1,355,761	$13,758	$1,756,840

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “foreign line” securities using “local line” prices.

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2015 (Unaudited)

††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended June 30, 2015, other than the foregoing, there were no transfers between Level 1 and Level 2 investments in securities.

For the quarter ended June 30, 2015, there was one security transferred into Level 3 because trading in its shares was suspended.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1700

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 28, 2015